Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2012
Loomis Sayles Securitized Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	(7.07%)
Annual Return 2009	rr_AnnualReturn2009	24.30%
Annual Return 2010	rr_AnnualReturn2010	12.51%
Annual Return 2011	rr_AnnualReturn2011	6.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.12%)
One Year	rr_AverageAnnualReturnYear01	6.72%
Five Years	rr_AverageAnnualReturnYear05	7.82%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2006
Loomis Sayles Securitized Asset Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.56%
Five Years	rr_AverageAnnualReturnYear05	5.63%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2006
Loomis Sayles Securitized Asset Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.44%
Five Years	rr_AverageAnnualReturnYear05	5.39%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2006
Loomis Sayles Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Securitized Asset Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek a high level of current income consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.	[2]
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 253% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	253.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. Although under normal circumstances the Fund's investments are expected to consist primarily of mortgage-backed and other asset-backed securities similar to those in the Barclays Capital U.S. Securitized Bond Index (the "Index"), the Fund may invest in any type of asset-backed security. In addition to residential and commercial asset-backed securities, the Fund may invest in asset-backed securities related to automobiles, credit cards, home equity loans, manufactured housing, utilities, and other miscellaneous asset-backed securities. The Fund may only buy securities that are rated investment-grade at the time of purchase by at least one of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) or, if unrated, are determined by Loomis Sayles to be of comparable quality. It is expected that a majority of the Fund's securities will be rated AAA or Aaa by at least one of the rating agencies at the time of purchase. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (including on a "to be announced" basis) or by using investment techniques such as buybacks and dollar rolls.

Loomis Sayles uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is largely driven by Loomis Sayles' view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision). Loomis Sayles also may seek to construct a portfolio with risk characteristics similar, but not identical to, certain of the securities in the Index. Examples of typical risk characteristics that Loomis Sayles might consider include average life, credit quality, effective duration, yield curve exposure and sector exposure. The portfolio will not necessarily exhibit similarities with the Index for some or all risk characteristics. It is currently anticipated that the Fund's effective duration will be within +/- 1 year of the effective duration of the Index.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

The Fund's investments may also include, among other things, the following: fixed and floating-rate instruments, mortgage pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage-related asset-backed securities, other collateralized asset-backed securities, U.S. government securities, corporate debt securities, zero-coupon securities, step coupon securities, commercial paper, structured notes, other mortgage-related securities (including adjustable rate mortgage securities, stripped mortgage-backed securities and mortgage dollar rolls), when-issued securities and repurchase agreements. The Fund may also invest in options, futures, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, as well as increased trading costs, which may lower the Fund's return.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although Loomis Sayles monitors the creditworthiness of the Fund's derivative counterparties, there can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 8.33%, (third quarter of 2009), and the Fund's worst quarter was -6.12%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.

Loomis Sayles Securitized Asset Fund | Barclays Capital U.S. Securitized Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.22%
Five Years	rr_AverageAnnualReturnYear05	6.36%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.21%
Loomis Sayles Securitized Asset Fund | Lipper U.S. Mortgage Funds Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.69%
Five Years	rr_AverageAnnualReturnYear05	5.69%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.59%

[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.
[2]	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. "Wrap fee" program participants should read carefully the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.